Cover	Mar. 21, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Entity File Number	001-40722
Entity Registrant Name	AFRICAN AGRICULTURE HOLDINGS INC.
Entity Central Index Key	0001848898
Entity Tax Identification Number	98-1594494
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	445 Park Avenue
Entity Address, Address Line Two	Ninth Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	745-1164
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AAGR
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AAGRW
Security Exchange Name	NASDAQ